Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

December 31, 2019

F45-QTLY-0220
1.843410.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/13/20 to 2/27/20 (a)
(Cost $13,188,584)	13,220,000	13,189,996
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Series All-Sector Equity Fund (b)	30,000,622	$311,106,450
Fidelity Series Blue Chip Growth Fund (b)	36,031,116	541,547,679
Fidelity Series Commodity Strategy Fund (b)	113,139,351	538,543,312
Fidelity Series Growth Company Fund (b)	61,656,023	1,094,394,412
Fidelity Series Intrinsic Opportunities Fund (b)	77,346,843	1,338,100,389
Fidelity Series Large Cap Stock Fund (b)	74,139,417	1,174,368,366
Fidelity Series Large Cap Value Index Fund (b)	25,291,802	333,598,869
Fidelity Series Opportunistic Insights Fund (b)	33,261,653	602,035,927
Fidelity Series Small Cap Discovery Fund (b)	13,323,108	155,080,982
Fidelity Series Small Cap Opportunities Fund (b)	34,832,260	487,651,644
Fidelity Series Stock Selector Large Cap Value Fund (b)	71,384,005	908,004,546
Fidelity Series Value Discovery Fund (b)	47,418,195	644,413,275
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,488,208,671)		8,128,845,851

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	16,020,501	180,871,459
Fidelity Series Emerging Markets Fund (b)	20,091,062	196,088,769
Fidelity Series Emerging Markets Opportunities Fund (b)	85,525,131	1,764,383,455
Fidelity Series International Growth Fund (b)	85,847,307	1,504,044,812
Fidelity Series International Small Cap Fund (b)	19,114,127	330,865,540
Fidelity Series International Value Fund (b)	145,417,108	1,439,629,374
Fidelity Series Overseas Fund (b)	68,241,030	735,638,300
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,184,201,201)		6,151,521,709

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	9,982,780	95,834,684
Fidelity Series Floating Rate High Income Fund (b)	1,899,450	17,664,882
Fidelity Series High Income Fund (b)	11,371,940	109,056,906
Fidelity Series Inflation-Protected Bond Index Fund (b)	30,732,851	308,865,152
Fidelity Series International Credit Fund (b)	641,317	6,464,472
Fidelity Series Long-Term Treasury Bond Index Fund (b)	44,224,509	389,617,920
Fidelity Series Real Estate Income Fund (b)	6,031,295	67,128,318
TOTAL BOND FUNDS
(Cost $988,577,026)		994,632,334

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	9,413,181	9,415,064
Fidelity Series Government Money Market Fund 1.65% (b)(d)	102,180,068	102,180,068
Fidelity Series Short-Term Credit Fund (b)	2,552,488	25,729,078
TOTAL SHORT-TERM FUNDS
(Cost $136,977,898)		137,324,210
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $12,811,153,380)		15,425,514,100
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,279,730)
NET ASSETS - 100%		$15,417,234,370

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	83	March 2020	$13,409,065	$249,467	$249,467
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	171	March 2020	17,412,075	(163,493)	(163,493)
TOTAL FUTURES CONTRACTS					$85,974

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,450,099.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$269,451
Total	$269,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$342,759,111	$40,403,331	$96,160,813	$22,555,538	$(14,899,179)	$39,004,000	$311,106,450
Fidelity Series Blue Chip Growth Fund	609,617,828	91,261,592	174,991,612	60,672,307	7,238,006	8,421,865	541,547,679
Fidelity Series Canada Fund	131,549,368	42,966,439	7,367,082	3,823,127	13,912	13,708,822	180,871,459
Fidelity Series Commodity Strategy Fund	343,713,396	230,276,915	36,736,632	7,821,436	(7,546,625)	8,836,258	538,543,312
Fidelity Series Emerging Markets Debt Fund	86,506,877	15,058,329	5,887,131	3,829,878	(192,783)	349,392	95,834,684
Fidelity Series Emerging Markets Fund	134,858,698	66,151,274	6,878,004	4,275,140	3,089	1,953,712	196,088,769
Fidelity Series Emerging Markets Opportunities Fund	1,260,766,325	396,689,672	60,968,296	42,191,634	(2,321,304)	170,217,058	1,764,383,455
Fidelity Series Floating Rate High Income Fund	17,147,554	2,027,161	1,566,239	769,199	(26,036)	82,442	17,664,882
Fidelity Series Government Money Market Fund 1.65%	99,322,094	201,142,930	198,284,956	1,937,174	--	--	102,180,068
Fidelity Series Growth Company Fund	1,229,628,037	174,886,921	371,674,387	112,971,285	39,959,687	21,594,154	1,094,394,412
Fidelity Series High Income Fund	146,721,391	11,222,611	51,183,479	5,269,044	(1,214,521)	3,510,904	109,056,906
Fidelity Series Inflation-Protected Bond Index Fund	40,175,190	273,732,538	4,837,392	3,604,825	3,403	(208,587)	308,865,152
Fidelity Series International Credit Fund	5,970,961	380,179	--	380,179	--	75,723	6,464,472
Fidelity Series International Growth Fund	1,289,865,390	130,951,076	113,189,641	53,319,238	31,636	196,386,351	1,504,044,812
Fidelity Series International Small Cap Fund	298,008,728	35,073,910	35,256,221	13,372,708	(1,477,390)	34,516,513	330,865,540
Fidelity Series International Value Fund	1,206,453,222	240,455,750	92,828,709	56,660,883	(2,363,251)	87,912,362	1,439,629,374
Fidelity Series Intrinsic Opportunities Fund	1,389,389,164	148,842,079	267,044,307	69,537,008	(13,910,808)	80,824,261	1,338,100,389
Fidelity Series Investment Grade Bond Fund	83,636,826	37,032,000	125,252,373	1,580,062	6,056,758	(1,473,211)	--
Fidelity Series Large Cap Stock Fund	1,237,134,113	149,544,611	307,502,877	82,916,835	(487,853)	95,680,372	1,174,368,366
Fidelity Series Large Cap Value Index Fund	348,639,288	39,837,418	76,409,924	20,033,740	3,032,973	18,499,114	333,598,869
Fidelity Series Long-Term Treasury Bond Index Fund	493,870,168	119,570,619	227,347,141	35,304,943	14,497,217	(10,972,943)	389,617,920
Fidelity Series Opportunistic Insights Fund	636,667,857	83,929,853	143,536,870	49,697,286	6,367,125	18,607,962	602,035,927
Fidelity Series Overseas Fund	--	687,536,163	--	2,599,278	--	48,102,137	735,638,300
Fidelity Series Real Estate Income Fund	62,889,620	7,905,140	4,926,699	3,955,031	(20,657)	1,280,914	67,128,318
Fidelity Series Short-Term Credit Fund	27,367,758	16,496,642	18,473,104	612,345	64,903	272,879	25,729,078
Fidelity Series Small Cap Discovery Fund	160,041,128	21,514,083	33,865,695	10,283,396	(551,620)	7,943,086	155,080,982
Fidelity Series Small Cap Opportunities Fund	504,022,058	60,709,972	97,023,407	32,706,793	(2,907,271)	22,850,292	487,651,644
Fidelity Series Stock Selector Large Cap Value Fund	945,203,894	94,925,024	203,726,461	43,571,118	(2,501,388)	74,103,477	908,004,546
Fidelity Series Value Discovery Fund	662,160,913	61,947,860	135,319,516	24,748,678	(168,667)	55,792,685	644,413,275
	$13,794,086,957	$3,482,472,092	$2,898,238,968	$771,000,108	$26,679,356	$997,871,994	$15,402,909,040

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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